AUTHORISATION FOR ISSUE	12 Months Ended
Dec. 31, 2023
Disclosure of authorisation for issue [Abstract]
AUTHORISATION FOR ISSUE
32.	AUTHORISATION FOR ISSUE
These Group consolidated financial statements were authorised for issue by the Board of Directors on April 30, 2024.